AZZAD FUNDS
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AZZAD DOW JONES ETHICAL MARKET FUND

SUPPLEMENT DATED MAY 3, 2002, TO PROSPECTUS DATED NOVEMBER 5, 2001


THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND ON PAGE 9 OF THE PROSPECTUS UNDER THE HEADING "THE INVESTMENT ADVISER."

Azzad Asset Management, Inc. ("Azzad") currently serves as the investment adviser to the Azzad Dow Jones Ethical Market Fund (the "Fund") pursuant to an Interim Investment Advisory Agreement dated April 8, 2002. The Azzad Funds plans to hold a meeting of the shareholders of the Fund for the approval of a new Investment Advisory Agreement with Azzad.

The compensation under the Interim Investment Advisory Agreement is the same as the compensation under the previous Investment Advisory Agreement. Azzad will serve as the investment adviser pursuant to the Interim Investment Advisory Agreement for 150 days or, if earlier, until a new Investment Advisory Agreement is approved by shareholders.

THE INFORMATION BELOW REPLACES THE INFORMATION FOUND ON PAGE 10 UNDER THE HEADING "PORTFOLIO MANAGER"

Azzad has entered into an Interim Sub-Advisory Agreement with Pauze Swanson Capital Management Co. ("Pauze Swanson"), 14340 Torrey Chase Blvd., Houston, Texas, dated April 8, 2002. Under the Interim Sub-Advisory Agreement, Pauze Swanson provides portfolio management services to the Fund. Pauze Swanson receives a fee from Azzad equal to an annual rate of 0.30% of the Fund's average daily net assets, with a minimum payment of $750 per month. Pauze Swanson will serve as the sub-adviser pursuant to the Interim Sub-Adviser Agreement for 150 days or, if earlier, until a new Sub-Advisory Agreement is approved by shareholders.

Pauze Swanson is a privately held corporation that, as of May 1, 2002, managed assets of approximately $28.5 million. Mr. Steven Pauze, President of Pauze Swanson, serves as interim portfolio manager, subject to the overall supervision and review of Azzad and the Board of Trustees of Azzad Funds. Mr. Pauze has been employed with Pauze Swanson since 1997, and has served as its President since February 2001. Mr. Pauze has a degree in Financial Planning and also serves as portfolio manager to three mutual funds other than the Azzad Funds.

This supplement and the Prospectus dated November 5, 2001 provide the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities & Exchange Commission dated November 5, 2001, which is incorporated herein by reference and can be obtained without charge by calling the Fund at 1-888-350-3369.

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AZZAD FUNDS
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AZZAD INCOME FUND

SUPPLEMENT DATED MAY 3, 2002, TO PROSPECTUS DATED OCTOBER 30, 2001


THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND ON PAGE 7 OF THE PROSPECTUS UNDER THE HEADING "THE INVESTMENT ADVISER."

Azzad Asset Management, Inc. ("Azzad") currently serves as the investment adviser to the Azzad Income Fund (the "Fund") pursuant to an Interim Investment Advisory Agreement dated April 8, 2002. The Azzad Funds plans to hold a meeting of the shareholders of the Fund for the approval of a new Investment Advisory Agreement with Azzad.

The compensation under the Interim Investment Advisory Agreement is the same as the compensation under the previous Investment Advisory Agreement. Azzad will serve as the investment adviser pursuant to the Interim Investment Advisory Agreement for 150 days or, if earlier, until a new Investment Advisory Agreement is approved by shareholders.

THE INFORMATION BELOW REPLACES THE INFORMATION FOUND ON PAGE 8 UNDER THE HEADING "PORTFOLIO MANAGER"

Azzad has entered into an Interim Sub-Advisory Agreement with Pauze Swanson Capital Management Co. ("Pauze Swanson"), 14340 Torrey Chase Blvd., Houston, Texas, dated April 8, 2002. Under the Interim Sub-Advisory Agreement, Pauze Swanson provides portfolio management services to the Fund. Pauze Swanson receives a fee from Azzad equal to an annual rate of 0.30% of the Fund's average daily net assets, with a minimum payment of $750 per month. Pauze Swanson will serve as the sub-adviser pursuant to the Interim Sub-Adviser Agreement for 150 days or, if earlier, until a new Sub-Advisory Agreement is approved by shareholders.

Pauze Swanson is a privately held corporation that, as of May 1, 2002, managed assets of approximately $28.5 million. Mr. Steven Pauze, President of Pauze Swanson, serves as interim portfolio manager, subject to the overall supervision and review of Azzad and the Board of Trustees of Azzad Funds. Mr. Pauze has been employed with Pauze Swanson since 1997, and has served as its President since February 2001. Mr. Pauze has a degree in Financial Planning and also serves as portfolio manager to three mutual funds other than the Azzad Funds.

This supplement and the Prospectus dated October 30, 2001 provide the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities & Exchange Commission dated October 30, 2001, which is incorporated herein by reference and can be obtained without charge by calling the Fund at 1-888-350-3369.